PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 8 - PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets as of September 30, 2025 and 2024 were as follows:

	2025	2024
Deposits (1)	$516,685	$614,287
Staff advances (2)	104,950	204,998
VAT Credit to be deducted (3)	1,048,418	-
Advanced service fee (4)	420,185	727,802
Equity transaction (5)	984,026	-
Other (6)	271,595	210,276
Less: allowance against advanced service fee (7)	(376,571)	(190,303)
Prepaid expenses and other current assets, net	$2,969,288	$1,567,060

(1)	Deposits primarily consist of bidding deposits and a deposit to third-party for participating in production of nature gas.

(2)	Staff advances primarily were cash advances to employees for their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.

(3)	VAT Credit to be deducted refers to the amount of VAT that the Company already paid on purchases but is not yet fully eligible to offset against its output tax in the current period. The Company classified this portion of the VAT credit to be deducted as a current asset, based on the assessment that it will be utilized to offset output tax within the next twelve months. During fiscal year 2025, revenues generated by Leishen Nanjing, Leishen Shandong, and Sichuan Leishen Hongzhuo were lower than their costs and expenses, resulting in a larger amount of input VAT invoices received compared to output VAT invoices issued. The excess portion could not be deducted in the fiscal year 2025 and thus classified as other current assets, to be carried forward for deduction in the next period.

(4)	Advanced service fee primarily were cash advances to third parties for equipment consulting services. Advanced service fee primarily consisted of amounts paid in advance to Beijing Youyi Natural Technology Co., Ltd. ($153,174), Sichuan Zhuoyue Shuxin Technology Co., Ltd. ($ 219,548), and Sichuan Jiahongyi Information Technology Consulting Co., Ltd. ($ 28,147) by ZJY Technologies.

(5)	Equity transaction was the amount payable by Jining Eni Energy Technology Co., Ltd to China Oil Blue Ocean for the purchase of China Oil Blue Ocean’s 40% share in Sichuan TIBO.

(6)	Other primarily consists of prepayment to third parties, such as freight, water and electricity, property management fees.

(7)	In accordance with ASC 326, the Company maintains an allowance for expected credit losses and records the allowance as an offset to advanced service fee.

The movement of allowance for credit losses for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Balance at beginning of the year	$190,303	$50,568	$70,992
Current year addition	188,896	138,491	(19,633)
Foreign exchange difference	(2,628)	1,244	(791)
Balance at end of the year	$376,571	$190,303	$50,568